VESSELS HELD FOR SALE (Details) $ in Millions	1 Months Ended
Jun. 30, 2024 USD ($) vessel
Property, Plant and Equipment [Abstract]
Number of vessels held for sale | vessel	1
Proceeds from sale of vessels | $	$ 20.8